Events occurring after the reporting period	6 Months Ended
Jun. 30, 2022
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Events occurring after the reporting period
16. Events occurring after the reporting period
The Company evaluated subsequent events for recognition or disclosure through August 9, 2022.
After the reporting period, the Group issued 0.4 million shares under the ATM agreement with SVB Securities LLC and collected a gross amount of €3.7 million ($3.8 million).